Amortization of Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Capital Leased Assets [Line Items]
Capital leases	$ 358	$ 362
Less accumulated amortization	158	132
Total	$ 200	$ 230